PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2023	December 31, 2024	December 31, 2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Assets used by the Company	$3,064,424.3	$3,234,778.4	$3,690,642.0
Assets subject to operating leases	50.7	201.7	1,198.9

	$3,064,475.0	$3,234,980.1	$3,691,840.9
Assets used by the Company

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Cost

Balance at January 1, 2023	$7,661.8	$637,046.9	$4,295,942.6	$85,028.0	$1,336,842.6	$6,362,521.9
Additions (deductions)	-	182,033.3	1,120,848.7	18,205.5	(423,568.7)	897,518.8
Disposals or retirements	-	(585.5)	(28,525.9)	(3,325.3)	-	(32,436.7)
Reclassification	-	-	13.7	-	-	13.7
Effect of exchange rate changes	(39.8)	(671.7)	(3,293.5)	(83.1)	(4,984.1)	(9,072.2)

Balance at December 31, 2023	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5

Accumulated depreciation and impairment

Balance at January 1, 2023	$556.1	$342,938.4	$3,264,880.9	$59,540.1	$790.7	$3,668,706.2
Additions	1.3	45,052.9	463,825.3	10,586.7	-	519,466.2
Disposals or retirements	-	(583.0)	(27,407.7)	(3,324.2)	-	(31,314.9)
Reclassification	-	-	9.7	-	-	9.7
Effect of exchange rate changes	0.7	(394.4)	(2,299.7)	(52.6)	-	(2,746.0)

Balance at December 31, 2023	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2

Carrying amounts at December 31, 2023	$7,063.9	$430,809.1	$1,685,977.1	$33,075.1	$907,499.1	$3,064,424.3

Cost

Balance at January 1, 2024	$7,622.0	$817,823.0	$5,384,985.6	$99,825.1	$908,289.8	$7,218,545.5
Additions	5,542.9	141,097.1	490,799.0	13,719.2	147,349.2	798,507.4
Disposals or retirements	(278.3)	(119.8)	(34,140.5)	(8,334.2)	-	(42,872.8)
Reclassification	-	(197.9)	56.5	-	-	(141.4)
Effect of exchange rate changes	167.6	531.4	10,502.1	224.7	24,645.2	36,071.0

Balance at December 31, 2024	$13,054.2	$959,133.8	$5,852,202.7	$105,434.8	$1,080,284.2	$8,010,109.7

Accumulated depreciation and impairment

Balance at January 1, 2024	$558.1	$387,013.9	$3,699,008.5	$66,750.0	$790.7	$4,154,121.2
Additions	13.6	52,205.0	585,635.2	12,047.5	-	649,901.3
Disposals or retirements	-	(114.7)	(30,823.2)	(8,332.5)	-	(39,270.4)
Reclassification	-	(14.4)	53.8	-	-	39.4
Impairment losses	-	47.5	1,103.0	-	-	1,150.5
Effect of exchange rate changes	36.8	1,231.9	7,905.6	215.0	-	9,389.3

Balance at December 31, 2024	$608.5	$440,369.2	$4,262,882.9	$70,680.0	$790.7	$4,775,331.3

Carrying amounts at December 31, 2024	$12,445.7	$518,764.6	$1,589,319.8	$34,754.8	$1,079,493.5	$3,234,778.4

Cost

Balance at January 1, 2025	$13,054.2	$959,133.8	$5,852,202.7	$105,434.8	$1,080,284.2	$8,010,109.7
Additions	331.5	248,048.4	451,764.9	21,154.0	439,678.9	1,160,977.7
Disposals or retirements	-	(164.1)	(56,155.0)	(1,768.4)	-	(58,087.5)
Reclassification	-	(1,181.5)	-	-	-	(1,181.5)
Effect of exchange rate changes	60.1	(13,974.8)	(11,134.9)	(556.3)	(966.9)	(26,572.8)

Balance at December 31, 2025	$13,445.8	$1,191,861.8	$6,236,677.7	$124,264.1	$1,518,996.2	$9,085,245.6
						(Continued)

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)

Accumulated depreciation and impairment
Balance at January 1, 2025	$608.5	$440,369.2	$4,262,882.9	$70,680.0	$790.7	$4,775,331.3
Additions	19.7	71,348.0	590,058.1	13,943.2	-	675,369.0
Disposals or retirements	-	(107.7)	(53,440.1)	(1,760.5)	-	(55,308.3)
Reclassification	-	(127.9)	-	-	-	(127.9)
Impairment losses (reversed)	-	1.5	1,571.2	-	(790.7)	782.0
Effect of exchange rate changes	(24.3)	(188.8)	(1,150.6)	(78.8)	-	(1,442.5)

Balance at December 31, 2025	$603.9	$511,294.3	$4,799,921.5	$82,783.9	$-	$5,394,603.6

Carrying amounts at December 31, 2025	$12,841.9	$680,567.5	$1,436,756.2	$41,480.2	$1,518,996.2	$3,690,642.0
						(Concluded)
The significant part of the Company’s buildings includes main plants, mechanical and electrical power equipment and clean rooms, and the related depreciation is calculated using the estimated useful lives of
20 years, 10 years and 10 years, respectively.
In the second quarter of 2024 and first quarter of 2025, the Company recognized impairment losses due to partial plant facilities and machinery and equipment damage caused by earthquakes, which rendered them unusable. Please refer to the related earthquake losses in Note 37.
The Company assesses impairment and recognizes impairment losses or reversal gains based on the asset's usage status and expected usage plan. These are recorded under other operating income and expenses.
Information about capitalized interest is set out in Note 24.